Fixed Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Fixed asset, net, is summarized as follows as of:

	June 30, 2023	December 31, 2022

Land	$264,736	$242,240
Building	3,068,950	2,824,481
Machinery and Equipment	4,863,882	4,601,293
Website	20,363	16,600
	8,217,930	7,684,614
Less: accumulated depreciation	(1,124,976)	(679,724)
Fixed asset, net	$7,092,954	$7,004,890

Fixed asset, net, as of December 31, 2022 and 2021, are summarized as follows:

	December 31, 2022	December 31, 2021

Land	$242,240	$-
Building	2,824,481	-
Machinery and Equipment	4,601,293	3,778,766
Website	16,600	16,600
	7,684,614	3,795,366
Less: accumulated depreciation	(679,724)	(32,034)
Fixed asset, net	$7,004,890	$3,763,332